RIGHT-OF-USE ASSETS - Schedule of right-of-use assets in the statement of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation right of use assets	$ (3,664)	$ (2,565)	$ (2,289)
Interest expense	(1,088)	(622)	(795)
Total expense right of use assets	(4,752)	(3,187)	(3,084)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation right of use assets	(2,380)	(1,781)	(1,629)
Cars
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation right of use assets	$ (1,284)	$ (784)	$ (660)